Deferred and current taxation - Items charged or credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax charge/(credit) in other comprehensive income	€ 268.3	€ (31.8)	€ 45.7
Effective portion of changes in fair value of cash-flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax charge/(credit) in other comprehensive income	229.2	(22.3)	48.7
Net change in fair value of cash-flow hedges transferred to property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax charge/(credit) in other comprehensive income	1.6	(3.4)	(11.8)
Net other changes in fair value of cash-flow hedges transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax charge/(credit) in other comprehensive income	€ 37.5	€ (6.1)	€ 8.8